Selling, general and administrative expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Selling, general and administrative expense
Salaries and benefits	$ 48,760	$ 33,469	$ 188,391	$ 104,252
Sales and marketing	10,234	9,057	41,841	23,272
Rent and occupancy	7,595	5,165	27,957	13,124
Travel	2,682	1,111	7,942	4,779
Professional fees	12,663	8,419	39,669	47,598
Office supplies and services	7,468	6,156	29,091	17,237
Other	10,855	4,912	35,215	17,012
Total selling, general and administrative expense	$ 100,257	$ 68,289	$ 370,106	$ 227,274